Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (210,524)	$ (497,406)	$ (1,194,221)	$ (3,400,862)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	73,387	78,210	44,646	44,484
Amortization of intangible assets			247,385	57,845
Gain on asset disposition	(43,565)
Provision for doubtful accounts	(1,618)		23,989	8,600
Loss on conversion of notes payable and accrued interest	31,903	145,972
Amortization of Debt Discounts	12,500	582,761	1,104,017	847,055
Derivative liability (income) expense	(7,464)	(697,777)	(1,260,501)	909,317
Stock-based compensation		145,259	175,431	397,100
Loss on conversions of notes payable			453,191	923,783
Gain on Note Settlement			(11,879)	(652,559)
Loss on disposal of equipment				17,667
Changes in operating assets and liabilities:
Accounts receivable	45,685	(36,593)	(9,041)	(81,849)
Other current assets	(5,180)	8,259	(13,508)	(8,759)
Deposits				(2,000)
Accounts payable	(14,114)	(15,689)	(8,559)	144,825
Accrued expenses	30,700	7,913	113,152	81,616
Deferred compensation	1,677	1,629	6,622	6,239
Accrued interest	19,314	81,614	123,382	214,495
Net cash used in operating activities	(67,299)	(195,848)	(205,894)	(493,003)
INVESTING ACTIVITIES:
Acquisition of Amwaste assets				(160,000)
Acquisition of Lyell Environmental Services, Inc.				(1,050,000)
Purchase of property and equipment			(1,964)	(110,045)
Proceeds from disposition of asset	51,585
Net cash used in investing activities	51,585		(1,964)	(1,320,045)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable		300,000	300,000	1,706,500
Repayment of note issued in Lyell Acquisition		(140,000)	(140,000)
Proceeds from other debt - net	(20,696)	4,498	47,855	142,410
Net cash provided by financing activities	(20,696)	164,498	207,855	1,848,910
NET INCREASE (DECREASE) IN CASH	(36,410)	(31,350)	(3)	35,862
CASH, BEGINNING OF PERIOD	36,616	36,619	36,619	757
CASH, END OF PERIOD	206	5,269	36,616	36,619
Supplemental disclosure of cash flow information
Interest			2,188	116,647
Income taxes			1
Non-Cash investing and financing activities:
Issuance of common stock to directors for accrued compensation		(20,400)
Issuance of Common Stock in satisfaction of debt:
Fair Value of common stock issued	60,933	701,571
Notes Payable Satisfied	(29,030)	(474,794)	(979,043)	(666,003)
Accrued interest satisfied		(78,870)
Loss on conversion of notes payable and accrued interest	31,903	147,907	453,191	923,783
Initial derivative liability charged to debt discount				420,000
Issuance of 21,000 shares, Series B Convertible Preferred Stock in partial satisfaction of note payable to CEO			21,000
Issuance of common stock to officers for accrued compensation			231,150	56,779
Issuance of common stock in satisfaction of loans payable to officers			82,511
Issuance of common stock in satisfaction of deferred compensation			3,739
Due to seller of Lyell recognized and added to goodwill			48,749
Conversions of Convertible Notes Payable:
Principal			900,173	540,654
Accrued interest and charges			78,870	125,349
Total debt satisfied	29,030	474,794	979,043	666,003
Fair value of 564,255 and 57,091 shares, respectively, issued to lenders			1,432,234	1,589,786
Loss on conversions of convertible notes payable	$ 31,903	$ 147,907	453,191	923,783
Amwaste Inc [Member]
Issuance of common stock and note payable to Seller of Amwaste, Inc. assets:
Common stock				99,000
Note payable				110,000
Total				209,000
Lyell Environmental Services Inc [Member]
Issuance of common stock and note payable to Seller of Amwaste, Inc. assets:
Common stock				44,000
Note payable				186,538
Total				$ 230,538